Annual Total Returns[BarChart] - NVIT Federated High Income Bond Fund - Class I Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	3.82%	14.56%	7.07%	2.55%	(2.61%)	14.16%	6.76%	(3.00%)	14.74%	6.02%